Vessels, Net (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Vessels
Vessels, Net

6. Vessels, Net

	Vessel cost	Accumulated depreciation	Net book Value
Balance, July 1, 2013	—	—	—
Vessel acquisitions through business combinations (Refer Note 4)	201,082,529	—	201,082,529
Other	307,606	—	307,606
Depreciation	—	(6,555,269)	(6,555,269)
Balance, March 31, 2014	201,390,135	(6,555,269)	194,834,866

The Company’s VLGC vessels with a carrying value of $188.7 million as of March 31, 2014 are first-priority mortgaged as collateral to secure the bank loan discussed in Note 11. No impairment loss was recorded for the period presented.

5. Vessels, Net

	Vessel cost	Accumulated depreciation	Net book value
Balance, April 1, 2012	252,023,353	(53,743,681)	198,279,672
Vessel improvements	469,929	—	469,929
Depreciation	—	(11,671,879)	(11,671,879)
Balance, March 31, 2013	252,493,282	(65,415,560)	187,077,722
Vessel improvements	90,492	—	90,492
Depreciation	—	(3,839,271)	(3,839,271)
Balance, July 28, 2013	252,583,774	(69,254,831)	183,328,943

All the Company’s vessels were first-priority mortgaged as collateral to secure the bank loans discussed in Note 8. No impairment loss was identified or recorded for the years ended March 31, 2013.

The vessel improvements relate to improvements to the vessels and include systems to improve the consumption of the main engines lubricating oil, fuel system modification (double fuel system), and modifications to increase the vessel cargo operation flexibility.